Retirement and Deferred Compensation Plans - Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates (Detail) (Postretirement Benefits [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Effect on service and interest cost components, 1% Increase	$ 1
Effect on postretirement benefit obligation, 1% Increase	6
Effect on service and interest cost components, 1% Decrease	(1)
Effect on postretirement benefit obligation, 1% Decrease	$ (4)